Common Stock (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Common stock issued	29,392
Common stock issued, value	$ 60,250
Common stock issued, price	$ 2.05
Exercise price	$ 2.40
Volatility	239.00%
Stock price	$ 2.48
Risk free rate	1.75%
Total allocation value	60,250
Value of warrant	30,019
Common Stock for Cash [Member]
Common stock issued		1,427,604
Common stock value		2,576,371
CommonStockOneMember
Common stock issued		118,306
Common stock value		$ 207,028